Long-term investments (Narrative) (Details) ¥ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Investment [Line Items]
Cost Method Investments							¥ 520,426
Equity Method Investments					¥ 163,471				$ 23,776,000
Equity Method Investmennts Accumulated Impairment Loss					20,450				$ 2,974,000
Payments to Acquire Equity Method Investments			¥ 26,670	$ 26,670
Equity Method Investment, Other than Temporary Impairment							¥ 0	$ 114,789,000
Equity Method Investment Fair Value Loss					41,653	$ 5,927,000
Equity Method Investment, Realized Gain (Loss) on Disposal					324,016	47,126,000
Equity Method Investment, Amount Sold					¥ 553,425	$ 86,524,000
Limited Partner [Member]
Investment [Line Items]
Equity Method Investments Impairment Loss			¥ 34,165	$ 4,969,000
General Partner [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage			14.00%	14.00%
Payments to Acquire Equity Method Investments			¥ 140
Venture Capital Fund 2018 [Member]
Investment [Line Items]
Payments to Acquire Investments	¥ 80,100	$ 11,650,000
Equity Method Investment, Ownership Percentage	44.95%	44.95%
Baby Tree [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage					7.79%				7.79%
Fund 2016 [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage								33.34%